PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Other receivables	$ 1,256,026	$ 1,113,183
Deferred payment channel costs	309,833	225,856
Taxes receivable	195,573	106,190
Prepaid expenses	148,863	117,635
Securities purchased under agreements to resell	28,525	61,213
Security deposits	24,380	17,179
Others	15,804	20,117
Total Current	1,979,004	1,661,373
Non-current [Abstract]
Security deposits	75,469	48,453
Prepayment of long-lived assets (including renovation-in-progress)	69,182	56,356
Deferred payment channel costs	22,809	20,491
Others	18,183	13,539
Total Non-current	$ 185,643	$ 138,839